Restricted Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Restricted Investment Balance

The components of the restricted investment balance consisted of the following at the dates indicated:

	September 30,	December 31,
	2014	2013
	(In thousands)
BOEM platform abandonment (See Note 15)	$68,970	$66,373
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,592	2,306
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100

Restricted investments	$76,268	$73,385

The components of the restricted investment balance, which are all attributable to our MEMP Segment, are as follows at December 31:

	2013	2012
	(in thousands)
BOEM platform abandonment (See Note 14)	$66,373	$61,389
BOEM lease bonds	794	776

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment (See Note 14)	2,306	1,959
California State Lands Commission pipeline right-of-way bond	3,005	3,000
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	300
Port of Long Beach pipeline license	100	100

Restricted investments	$73,385	$68,024